Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and Other Intangible Assets, Net

NOTE 8

Goodwill and Other Intangible Assets, Net

Goodwill

As of March 31, 2012, goodwill was $2,154, which was unchanged from December 31, 2011. As of March 31, 2012 and December 31, 2011, goodwill for our C4ISR Electronics and Systems segment and our Information and Technical Services segment was $1,776 and $378, respectively.

Other Intangible Assets, Net

Information regarding our other intangible assets was as follows:

	March 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Intangibles	Gross Carrying Amount	Accumulated Amortization	Net Intangibles
Customer and distributor relationships	$515	$(320)	$195	$515	$(311)	$204
Proprietary technology	22	(15)	7	22	(15)	7
Patents and other	4	(4)	—	4	(4)	—

Other intangible assets, net	$541	$(339)	$202	$541	$(330)	$211

We amortize other intangible assets on a straight-line basis unless the pattern of usage of the benefits indicates an alternate method is more representative of the usage of the asset. Amortization expense related to other intangible assets for the three months ended March 31, 2012 and 2011 was $9 and $12, respectively.

Estimated amortization expense for the remaining nine months of 2012 and each of the five succeeding years and thereafter is as follows:

Remaining 2012	$28
2013	24
2014	21
2015	18
2016	16
2017 and thereafter	95

Total	$202

NOTE 11

Goodwill and Other Intangible Assets, Net

Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 by business segment are as follows:

	C4ISR Electronics and Systems	Information and Technical Services	Total
Balance at January 1, 2010	$1,758	$374	$2,132
Goodwill acquired, net	18	6	24

Balance at December 31, 2010	$1,776	$380	$2,156
Increase in Other Intangible Assets	—	(2)	(2)

Balance at December 31, 2011	$1,776	$378	$2,154

During 2011, the Company finalized its valuation of the purchase price and acquired intangible assets for SRA AOS which was acquired during the fourth quarter of 2010, resulting in a $2 increase in other intangible assets and a corresponding decrease in goodwill.

Goodwill of $76 was disposed of during 2010 related to the sale of CAS on September 8, 2010. Goodwill related to the CAS business was included in Discontinued Operations on the accompanying balance sheet. Goodwill acquired during 2010 primarily relates to the Echostorm acquisition.

Based on the results of our annual impairment tests, we determined that no impairment of goodwill existed as of the measurement date in 2011 or 2010. However, future goodwill impairment tests could result in a charge to income.

Other Intangible Assets, Net

Information regarding our other intangible assets is as follows:

	December 31, 2011			December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Intangibles	Gross Carrying Amount	Accumulated Amortization	Net Intangibles
Customer and distributor relationships	$515	$(311)	$204	$513	$(265)	$248
Proprietary technology	22	(15)	7	22	(13)	9
Patents and other	4	(4)	—	4	(3)	1

Other Intangible Assets, net	$541	$(330)	$211	$539	$(281)	$258

We amortize other intangible assets on a straight-line basis unless the pattern of usage of the benefits indicates an alternate method is more representative of the usage of the asset. Customer relationships, proprietary technology, and patents and other are amortized over weighted average lives of approximately 23 years, 8 years and 14 years, respectively. Amortization expense related to other intangible assets for 2011, 2010 and 2009 was $49, $61 and $82, respectively.

Estimated amortization expense for each of the five succeeding years is as follows:

2012	$38
2013	24
2014	21
2015	18
2016	16
2017 and thereafter	94

Other Intangible Assets, net	$211